Derivative Financial instruments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Cash flow hedge fair value adjustment	$ (4)	$ 0	$ 0
Fair value gain on derivative financial instruments	1	0	0
Currency swap contract [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	500
Currency swap contract [member] | Interest expense [Member]
Disclosure of detailed information about hedging instruments [line items]
Fair value gain on derivative financial instruments	1
Currency swap contract [member] | Other assets, net, current [Member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, at fair value	$ 2
Currency swap contract [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,000
Cash flow hedge fair value adjustment	$ (4)
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount				$ 5,500
Gain (loss) on hedge ineffectiveness recognised in profit or loss		0
Interest rate swap contract [member] | Fair value hedges [member] | Interest expense [Member]
Disclosure of detailed information about hedging instruments [line items]
Gains (losses) on hedging instrument, fair value hedges		$ 53	$ 23